Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Net income	$ 215,931	$ 157,436	$ 133,932
Other comprehensive income (loss), net of tax:
Net unrealized holding losses on securities available for sale arising during period (net of tax effects of $(7,004), $(2,586), and $(16,585))	(26,348)	(4,803)	(30,801)
Reclassification adjustment for losses on securities available for sale included in net income (net of tax effects of $30, $1,671, and $919)	111	3,103	1,707
Reclassification adjustment for impairment charges on available for sale securities included in net income (net of tax effects of $0, $0, and $124)			230
Other comprehensive income, net of tax	(26,237)	(1,700)	(28,864)
Comprehensive income	$ 189,694	$ 155,736	$ 105,068